Reportable Segment Information - Reconciliation of segment information EBITA (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 16, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net income (loss)		$ 4,921,000	$ (9,294,000)	$ (19,431,000)	$ (22,231,000)	$ (53,147,396)	$ (45,852,684)
Depreciation and amortization		12,706,000	10,794,000	23,857,000	21,879,000	43,541,679	50,133,993
Interest expense		650,000	5,977,000	5,825,000	11,392,000	20,386,695	21,641,454
Income tax expense (benefit)		108,000	(4,905,000)	223,000	(11,697,000)	(27,971,582)	(25,387,570)
Loss/(gain) on disposal of assets		9,787,000	2,169,000	20,229,000	6,936,000	22,528,670	21,267,985
Property and equipment impairment expense				0	0	6,305,426	36,609,332
Stock-based compensation		609,000	413,000	7,978,000	619,000	1,649,282	1,238,824
Gain on extinguishment of debt	$ (6,975,000)	0	(6,975,000)	0	(6,975,000)	(6,974,805)	0
Other expense		627,000	14,000	602,000	312,000	321,071	497,924
Other general and administrative expense		572,000		572,000
Deferred IPO bonus expense		676,000		7,029,000
Adjusted EBITDA		30,656,000	(1,807,000)	46,884,000	235,000	7,816,188	60,149,258
Pressure Pumping
Segment Reporting Information [Line Items]
Net income (loss)		9,633,000	(11,390,000)	1,715,000	(22,550,000)
Depreciation and amortization		11,596,000	9,222,000	21,591,000	18,631,000	37,281,862	38,368,650
Interest expense		0	0	0	0
Income tax expense (benefit)		0	0	0	0
Loss/(gain) on disposal of assets		9,681,000	2,697,000	20,391,000	7,468,000
Property and equipment impairment expense						0	7,979,906
Stock-based compensation		0	0	0	0
Gain on extinguishment of debt			0		0
Other expense		0	0	0	0
Other general and administrative expense		0		0
Deferred IPO bonus expense		452,000		4,586,000
Adjusted EBITDA		31,362,000	529,000	48,283,000	3,549,000	15,655,202	62,540,290
All Other
Segment Reporting Information [Line Items]
Net income (loss)		(4,712,000)	2,096,000	(21,146,000)	319,000
Depreciation and amortization		1,110,000	1,572,000	2,266,000	3,248,000	6,259,817	11,765,343
Interest expense		650,000	5,977,000	5,825,000	11,392,000
Income tax expense (benefit)		108,000	(4,905,000)	223,000	(11,697,000)
Loss/(gain) on disposal of assets		106,000	(528,000)	(162,000)	(532,000)
Property and equipment impairment expense						6,305,426	28,629,426
Stock-based compensation		609,000	413,000	7,978,000	619,000
Gain on extinguishment of debt			(6,975,000)		(6,975,000)
Other expense		627,000	14,000	602,000	312,000
Other general and administrative expense		572,000		572,000
Deferred IPO bonus expense		224,000		2,443,000
Adjusted EBITDA		$ (706,000)	$ (2,336,000)	$ (1,399,000)	$ (3,314,000)	$ (7,839,014)	$ (2,391,032)